Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ 18,090	€ 21,020
Designated	€ 3,215	€ 13,574